Consolidated Statements Of Comprehensive Income (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net revenues	$ 29,599,486	$ 53,008,065	$ 59,716,042
Cost of revenues	8,089,394	8,770,617	8,497,145
Gross profit	21,510,092	44,237,448	51,218,897
Operating expenses:
General and administrative (including share-basedcompensation of $4,152,437, $1,326,174 and $765,937 for 2010, 2011 and 2012, respectively)	11,387,381	11,227,632	13,208,337
Product development (including share-based compensation of $151,255, $99,239 and $12,017 for 2010, 2011 and 2012, respectively)	10,735,570	13,313,635	13,027,879
Sales and marketing (including share-based compensation of $215,979, $113,389 and $24,771 for 2010, 2011 and 2012, respectively)	13,072,017	21,337,799	26,991,093
Loss from impairment of intangible assets		4,078,084
Loss from impairment of goodwill		13,463,224
Total operating expenses	35,194,968	63,420,374	53,227,309
Government subsidies	75,883	265,016	514,113
Loss from operations	(13,608,993)	(18,917,910)	(1,494,299)
Interest income	3,177,544	2,744,665	1,590,218
Interest expense	(517,620)	(247,818)	(142,169)
Exchange gain, net	71,516	1,349,924	812,969
Short-term investment income	435,105	1,032,444	1,138,147
Other expense, net	(633,981)	(7,256)	(7,321)
Loss from impairment of cost method investment		(1,479,571)
Income (loss) before income tax expense	(11,076,429)	(15,525,522)	1,897,545
Income tax expense	(883,718)	(3,938,433)	(263,386)
Net income (loss)	(11,960,147)	(19,463,955)	1,634,159
Less: net loss attributable to the noncontrolling interest	(104,940)	(137,046)	(325,963)
Net income (loss) attributable to China Finance Online Co. Limited	(11,855,207)	(19,326,909)	1,960,122
Net income (loss) per share attributable to China Finance Online Co. Limited
Basic (in Dollars per share)	$ (0.11)	$ (0.18)	$ 0.02
Diluted (in Dollars per share)	$ (0.11)	$ (0.18)	$ 0.02
Weighted average shares used in calculating net income (loss) per share
Basic (in Shares)	108,983,249	108,961,642	108,247,552
Diluted (in Shares)	108,983,249	108,961,642	114,125,022
Other comprehensive income, net of tax:
Changes in foreign currency translation adjustment	130,115	2,928,723	1,688,217
Net unrealized loss on available-for-sale securities,net of tax effects of nil, ($5,728) and $5,728 for 2010, 2011 and 2012, respectively	(13,110)	(32,457)
Reclassification adjustment of available-for-sale securities, net of tax effects of nil, nil, and nil for 2010, 2011 and 2012, respectively	45,567
Other comprehensive income, net of tax	162,572	2,896,266	1,688,217
Comprehensive income (loss)	(11,797,575)	(16,567,689)	3,322,376
Less: comprehensive loss attributable to the noncontrolling interest	(104,940)	(137,046)	(325,963)
Comprehensive income (loss) attributable to China Finance Online Co. Limited	$ (11,692,635)	$ (16,430,643)	$ 3,648,339